Goodwill, Intangible Assets and Acquisitions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Aug. 31, 2021	Jun. 30, 2021	Aug. 01, 2021	May 01, 2021	Mar. 31, 2021
A mobile app company
Business Acquisition
Total equity interest				86.00%
A mobile app company
Business Acquisition
Equity interest acquired		51.20%
Equity interest held					34.80%
Cash consideration		$ 39,500
Identifiable intangible assets acquired on acquisition date		$ 16,500		$ 16,495
A mobile app company | Minimum
Business Acquisition
Identifiable intangible assets acquired, estimated lives		3 years
A mobile app company | Maximum
Business Acquisition
Identifiable intangible assets acquired, estimated lives		10 years
An E-sports team
Business Acquisition
Identifiable intangible assets acquired on acquisition date	$ 19,300		$ 19,274
Identifiable intangible assets acquired, estimated lives	10 years